SHARE-BASED COMPENSATION EXPENSES - Vesting schedule (Details) - Performance Options 2015 [Member]	12 Months Ended
Jun. 30, 2020 shares
Grant Date After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	348,000
Grant Date After Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	348,000
Grant Date After Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	1,044,000
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	1,160,000
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Grant Date After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	348,000
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Grant Date After Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	348,000
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Grant Date After Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	464,000
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	290,000
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Grant Date After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	0
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Grant Date After Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	0
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Grant Date After Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	290,000
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	290,000
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Grant Date After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	0
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Grant Date After Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	0
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Grant Date After Four Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	290,000